Transactions with Related Parties - Charter Revenues (Table) (Details)	12 Months Ended
Dec. 31, 2014
M/T Agisilaos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2012
Termination or earliest expected redelivery	09/2013
Gross Daily Hire Rate	$13.5
Net Daily Hire Rate	$13.3
M/T Agisilaos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2013
Termination or earliest expected redelivery	09/2014
Gross Daily Hire Rate	$14.3
Net Daily Hire Rate	$14.1
M/T Agisilaos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2014
Termination or earliest expected redelivery	08/2015
Gross Daily Hire Rate	$14.3
Net Daily Hire Rate	$14.1
M/T Axios
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	06/2012
Termination or earliest expected redelivery	06/2013
Gross Daily Hire Rate	$14.0
Net Daily Hire Rate	$13.8
M/T Axios
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	06/2013
Termination or earliest expected redelivery	07/2014
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Axios
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	07/2014
Termination or earliest expected redelivery	06/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Arionas
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	11/2012
Termination or earliest expected redelivery	11/2013
Gross Daily Hire Rate	$13.8
Net Daily Hire Rate	$13.6
M/T Arionas
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	11/2013
Termination or earliest expected redelivery	12/2014
Gross Daily Hire Rate	$14.3
Net Daily Hire Rate	$14.1
M/T Arionas
Related Party Transaction
Time Charter (TC) in years	1.2 TC
Commencement of Charter	12/2014
Termination or earliest expected redelivery	01/2016
Gross Daily Hire Rate	$15.0
Net Daily Hire Rate	$14.8
M/T Alkiviadis
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	07/2012
Termination or earliest expected redelivery	07/2013
Gross Daily Hire Rate	$13.4
Net Daily Hire Rate	$13.2
M/T Alkiviadis
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	07/2013
Termination or earliest expected redelivery	09/2014
Gross Daily Hire Rate	$14.3
Net Daily Hire Rate	$14.1
M/T Amore Mio II
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	01/2015
Gross Daily Hire Rate	$17.0
Net Daily Hire Rate	$16.8
M/T Avax
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	05/2012
Termination or earliest expected redelivery	05/2013
Gross Daily Hire Rate	$14.0
Net Daily Hire Rate	$13.8
M/T Avax
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	05/2013
Termination or earliest expected redelivery	10/2013
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Avax
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2014
Termination or earliest expected redelivery	08/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Akeraios
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	07/2012
Termination or earliest expected redelivery	07/2013
Gross Daily Hire Rate	$14.0
Net Daily Hire Rate	$13.8
M/T Akeraios
Related Party Transaction
Time Charter (TC) in years	1.5 TC
Commencement of Charter	07/2013
Termination or earliest expected redelivery	01/2015
Gross Daily Hire Rate	$15.0
Net Daily Hire Rate	$14.8
M/T Apostolos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2012
Termination or earliest expected redelivery	10/2013
Gross Daily Hire Rate	$14.0
Net Daily Hire Rate	$13.8
M/T Apostolos
Related Party Transaction
Time Charter (TC) in years	1.2 to 1.5 TC
Commencement of Charter	10/2013
Termination or earliest expected redelivery	04/2015
Gross Daily Hire Rate	$14.9
Net Daily Hire Rate	$14.7
M/T Anemos I
Related Party Transaction
Time Charter (TC) in years	1.2 to 1.5 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	02/2015
Gross Daily Hire Rate	$14.9
Net Daily Hire Rate	$14.7
M/T Aristotelis
Related Party Transaction
Time Charter (TC) in years	1.5 to 2 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	06/2015
Gross Daily Hire Rate	$17.0
Net Daily Hire Rate	$16.8
M/T Amoureux
Related Party Transaction
Time Charter (TC) in years	1+1 TC
Commencement of Charter	10/2011
Termination or earliest expected redelivery	1/2014
Gross Daily Hire Rate	$20.0+$24.0
Net Daily Hire Rate	$19.8+$23.7
M/T Amoureux
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	01/2014
Termination or earliest expected redelivery	01/2015
Gross Daily Hire Rate	$24.0
Net Daily Hire Rate	$23.7
M/T Aias
Related Party Transaction
Time Charter (TC) in years	1+1 TC
Commencement of Charter	11/2011
Termination or earliest expected redelivery	12/2013
Gross Daily Hire Rate	$20.0+$24.0
Net Daily Hire Rate	$19.8+$23.7
M/T Aias
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	02/2015
Gross Daily Hire Rate	$24.0
Net Daily Hire Rate	$23.7
M/T Agamemnon II
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	03/2013
Termination or earliest expected redelivery	10/2013
Gross Daily Hire Rate	$14.5
M/T Assos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	06/2014
Termination or earliest expected redelivery	05/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Atrotos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	05/2014
Termination or earliest expected redelivery	04/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6